Consolidated Balance Sheets (Parenthetical) - ¥ / shares	Mar. 31, 2018	Mar. 31, 2017
Statement of Financial Position [Abstract]
Common stock, par value
Common stock, shares authorized	3,600,000,000	3,600,000,000
Common stock, shares issued	1,266,552,149	1,263,763,660
Treasury stock, common stock shares	1,127,101	1,073,222